COST OF SALES	12 Months Ended
Dec. 31, 2024
COST OF SALES
COST OF SALES

4.COST OF SALES

(a)Operating costs

	Year ended
	December 31
	2024	2023
Mining and processing costs	$75,666	$56,889
Refining and transportation costs	1,393	783
	$77,059	$57,672

(b)Royalties

	Year ended
	December 31
	2024	2023
Camino Rojo Oxide 2% NSR royalty	$6,816	$4,628
Mexican 0.5% Extraordinary Mining Duty	1,720	1,167
	$8,536	$5,795